Revenues (Tables)	6 Months Ended
Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Schedule of disaggregation of revenues
	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Products	$57,783	$44,800	$107,351	$93,044
Service	35,166	33,901	67,711	72,230
Total Americas	92,949	78,701	175,062	165,274

EMEA
Products	25,826	15,743	48,327	36,490
Service	6,697	5,172	13,114	11,345
Total EMEA	32,523	20,915	61,441	47,835

Asia Pacific
Products	16,696	13,334	34,951	27,515
Service	4,837	4,673	9,740	9,906
Total Asia Pacific	21,533	18,007	44,691	37,421

Total Revenues	$147,005	$117,623	$281,194	$250,530

Schedule of disaggregated based on the timing of revenue recognition
	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$100,305	$73,877	$190,629	$157,049
Services	11,124	8,778	21,725	19,422
Total revenues recognized in point in time	111,429	82,655	212,354	176,471

Revenues recognized over time from:
Services	35,576	34,968	68,840	74,059
Total revenues recognized over time	35,576	34,968	68,840	74,059

Total Revenues	$147,005	$117,623	$281,194	$250,530

Schedule of changes in deferred revenue
	June 30,	December 31,
	2021	2020
	U.S. $ in thousands

Deferred revenue*	64,604	63,392

*Includes $15.7 million and $14.2 million under long term deferred revenue in the Company's consolidated balance sheets as of June 30, 2021 and December 31, 2020, respectively.